Share-Based Payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 13: SHARE-BASED PAYMENT

On August 29, 2011, the Company’s Board of Directors approved the adoption of an employee share option plan for the grant of options exercisable into shares of the Company, in accordance with section 102 to the Israeli Tax Ordinance (the “2011 Plan”) which ended after 10 years, and the holding of up to 10,000,000 shares in the framework of the 2011 Plan, for option allocation to Company employees, directors and consultants. The terms of the options, which will be granted according to the 2011 Plan, including the option period, exercise price, vesting period and exercise period shall be determined by the Company’s Board of Directors on the date of the actual allocation. On January 29, 2020, it was decided to increase the reserve by 10 million and on May 19, 2020 it was decided to increase the reserve by another 10 million options. The total reserve after these increases is 30 million. On March 14, 2023, Company’s Board of directors approved retroactively to extend the expiry date of the 2011 plan by additional 5 years to August 29, 2026.

As of December 31, 2022, the remaining number of options available for grant under the 2011 Plan is 17,600,000 options.

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	12,400,000	0.05	16,200,000	0.07	6,200,000	0.15
Granted	-	-	-	-	20,000,000	0.03
Exercised	-	-	-	-	-	-
Expired	-	-	(3,433,331)	0.16	-	-
Forfeited	-	-	(366,669)	0.08	(10,000,000)	0.03

Outstanding at end of year	12,400,000	0.05	12,400,000	0.05	16,200,000	0.07

Exercisable at end of year	10,733,330	0.05	7,399,998	0.07	7,699,997	0.13

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2022			2021
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.94	10,900,000	0.03 - 0.14	7.94
1,500,000	0.17	2.66	1,500,000	0.17	3.66

12,400,000			12,400,000

December 31, 2020
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

12,150,000	0 - 0.14	8.65
4,050,000	0.15 -1.6	4.12

16,200,000

Net expenses recognized in the Company’s statements of comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020 for grant of options to employees and service providers were $14, $37 and $51 thousand, respectively.

The table below summarizes the outstanding options as of December 31, 2022 and 2021 that have been granted to the Company’s executives, directors and consultants –

Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule
600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer (new)	July 7, 2020	0.09	103	12 equal portions each quarter over a period of 3 years from the grant date

12,400,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required).

(**)	As of December 31, 2022, the unrecognized compensation cost related to all unvested options of approximately $1 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 0.5 years.

The fair value for options granted in 2020 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

2020

Dividend yield	0%
Expected volatility	74.2%
Risk-free interest	0.67%
Expected life (years)	10

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.

No options were granted in 2022 and 2021.